Business Combinations (Summary Of Acquisition Of Certain Assets And The Assumption Of Liabilities, Of Six Financial Institutions In FDIC-Assisted Transactions) (Details) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value of assets acquired, at the acquisition date	$ 263,200	$ 1,257,085	$ 673,277	$ 911,023
Fair value of loans acquired, at the acquisition date	146,700
Fair value of liabilities assumed, at the acquisition date	248,400
Lincoln Park [Member]
Date of acquisition		April 23, 2010
Fair value of assets acquired, at the acquisition date		157,078
Fair value of loans acquired, at the acquisition date		103,420
Fair value of liabilities assumed, at the acquisition date		192,018
Wheatland [Member]
Date of acquisition		April 23, 2010
Fair value of assets acquired, at the acquisition date		343,870
Fair value of loans acquired, at the acquisition date		175,277
Fair value of liabilities assumed, at the acquisition date		415,560
Ravenswood [Member]
Date of acquisition		August 6, 2010
Fair value of assets acquired, at the acquisition date		173,919
Fair value of loans acquired, at the acquisition date		97,956
Fair value of liabilities assumed, at the acquisition date		122,943
Community First Bank - Chicago [Member]
Date of acquisition		February 4, 2011
Fair value of assets acquired, at the acquisition date		50,891
Fair value of loans acquired, at the acquisition date		27,332
Fair value of liabilities assumed, at the acquisition date		49,779
The Bank Of Commerce [Member]
Date of acquisition		March 25, 2011
Fair value of assets acquired, at the acquisition date		173,986
Fair value of loans acquired, at the acquisition date		77,887
Fair value of liabilities assumed, at the acquisition date		168,472
First Chicago [Member]
Date of acquisition		July 8, 2011
Fair value of assets acquired, at the acquisition date		768,873
Fair value of loans acquired, at the acquisition date		330,203
Fair value of liabilities assumed, at the acquisition date		$ 741,508